Credit Risk - Disclosure of Mortgages Portfolios of Particular Interest by Credit Performance (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,609	£ 199,408
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	167,268	165,213
Properties in possession	£ 74	£ 46
Balance weighted LTV (indexed)	52.00%	51.00%
Interest only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 35,637	£ 36,188
Properties in possession	£ 35	£ 23
Balance weighted LTV (indexed)	49.00%	48.00%
Part interest-only, part repayment
Disclosure of credit risk exposure [line items]
Mortgage loan including interest-only part	£ 8,769	£ 9,046
Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,495	11,873
Properties in possession	£ 9	£ 8
Balance weighted LTV (indexed)	53.00%	52.00%
Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,504	£ 4,333
Properties in possession	£ 11	£ 8
Balance weighted LTV (indexed)	37.00%	38.00%
LTB > 100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 273	£ 280
Properties in possession	£ 18	£ 10
Balance weighted LTV (indexed)	116.00%	117.00%
Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 15,287	£ 14,931
Properties in possession	£ 4	£ 2
Balance weighted LTV (indexed)	59.00%	59.00%
–Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 151,039	£ 146,758
–Stage 1 | Interest only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	29,866	29,802
–Stage 1 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9,978	10,112
–Stage 1 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,508	3,190
–Stage 1 | LTB > 100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	88	75
–Stage 1 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	14,166	13,672
–Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	14,779	16,688
–Stage 2 | Interest only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,155	5,572
–Stage 2 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,357	1,542
–Stage 2 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	828	933
–Stage 2 | LTB > 100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	136	149
–Stage 2 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,070	1,204
–Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,450	£ 1,767
Stage 3 ratio	0.88%	1.08%
–Stage 3 | Interest only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 616	£ 814
Stage 3 ratio	1.74%	2.27%
–Stage 3 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 160	£ 219
Stage 3 ratio	1.40%	1.85%
–Stage 3 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 168	£ 210
Stage 3 ratio	5.19%	5.25%
–Stage 3 | LTB > 100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 49	£ 56
Stage 3 ratio	17.91%	20.15%
–Stage 3 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 51	£ 55
Stage 3 ratio	0.33%	0.37%